Loan Number	Redacted ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	NQM3 - 253	xx	California	Not Covered/Exempt	1	2	2	1	1	No	No	*** (WAIVED) DSCR is less than 1.00 - EV W
																COMMENT: Minimum DSCR requirement as per guideline is 0.70. Citing this as an warning as we have exception approval form in the file approved for DSCR less than 0.70	Compensating factor : 5 yr PPP and More than 12 moths reserves	“Appraisal has provided the 4 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	05/13/2022
xx	NQM3 - 254		xx	California	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: No master policy or HOA Cert is missing.	*** (WAIVED) DSCR is less than 1.00 - EV W COMMENT: DSCR is 0.62. However, minimum DSCR requirement as per guideline is 0.70. Exception approval form is available in the loan file.	Gift funds exceed max allowed. LTV over 65% with DSCR below 0.8 0.25 price adjustment required for exception	Appraisal has been marked As-is on date xx with the value xx. Appraiser has provided 6 comparable to support the opinion of the value		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Multiple Source Docs			Yes	Alternative	QC Complete	05/13/2022
xx	NQM3 - 54		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU risk scores are missing in file. AVM to be ordered. 3/4/2022 - Received CDA (Desk Review) and condition has been resolved			Appraisal verified with 5 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	02/14/2022
xx	NQM3 - 158	xx	North Carolina	Not Covered/Exempt	1	1	1	1	1	No	No	*** (CURED) Credit report incomplete - EV R
COMMENT:   Borrower is foreign national. Letter of credit from an internationally known financial institution, an international credit report or two consecutive bank statements either US based or foreign with English transaction is missing in file.

															08/08/2022 - Received clarification stating credit report is not required as we have two month consecutive bank statements. Hence condition resolved.			The Appraisal Has Been Marked As-Is On xx With The Value xx, The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		PUD	xx	xx	xx	Investor	Cash Out						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx			Alternative	QC Complete	04/25/2022
xx	NQM3 - 59		xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Appraisal value on AVM is more than 10% on negative side. CDA to be ordered. 3/21/2022 - Received CDA as secondary valuation & condition resolved			Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	18	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	19.055%		Alternative	QC Complete	02/18/2022
xx	NQM3 - 291		xx	Maryland	Not Covered/Exempt	4	1	1	1	1	No	No								Single Family	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/30/2021
xx	NQM3 - 164	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CU Score is Missing, AVM to be ordered

04/20/2022 - Received AVM the confidence score is 0.1820 which is more than threshold limit. CDA to be ordered.

04/27/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   As per guideline we need 3 bureaus credit score. In the file we only have Equifax and Experian credit scores. Transunion credit score is missing in the file

															5/20/2022 - Received confirmation from client that the In xx Guidelines Sec 4.6 specifically spells out to use the lower of two scores if only two are reporting, loan is still within parameters. Hence condition is resolved.			Appraisal Value Supported by 7 comps.		4 Family	xx	xx	xx	Investor	Refinance	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	04/08/2022
xx	NQM3 - 330		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal Value Supported by 4 Comps, 3 Bedrooms and 2 Bathrooms.		Single Family	xx	xx	xx	Investor	Purchase	xx			5		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/05/2022
xx	NQM3 - 64		xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No						comparable sale -3		Single Family	xx	xx	xx	Primary	Refinance	xx	15.33	xx	27.11	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.941%		Alternative	QC Complete	02/24/2022
xx	NQM3 - 65	xx	Georgia	Not Covered/Exempt	4	2	2	1	1	No	No	*** (WAIVED) DSCR is less than 1.00 - EV W
COMMENT:   DSCR is 0.81, LTV xx, Fico score xx As per guidelines if DSCR <1 , then maximum LTV <=70% & Fico >=700. The loan does not meet guidelines requirement.

																03/11/2022 - Received revised UW approval with exceptions stating fund to close not to exceed $101,542 & per credit memo will allow xx must fund by xx for 5% LTV due to guideline change for DSCR. Condition has been waived off.	03/11/2022 - Received revised UW approval with exceptions stating fund to close not to exceed $101,542 & per credit memo will allow xx must fund by 02/18 for 5% LTV due to guideline change for DSCR. Condition has been waived off.	Appraisal has 4 Comparables		PUD	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	02/17/2022
xx	NQM3 - 66	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 6.903% Allowed: 4.660% Over by: +2.243%

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 6.903% Allowed: 4.660% Over By: +2.243%

Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Qualified Mortgage DTI exceeds 43% - EV R
COMMENT:   DTI exceeds the guidelines limit of 50%.

															5/9/2022 - Received confirmation from the client that as per section 5.6 of xx Guidelines the maximum DTI ratio for any loan is 50% of total income including any asset depletion component rounded down (i.e.: 50.49% rounds to 50%). Hence condition is waived.			Appraisal has 7 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	11.41	xx	19.41	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	50.354%		Full Documentation	QC Complete	02/18/2022
xx	NQM3 - 69		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has #6comparables		Single Family	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	02/17/2022
xx	NQM3 - 82	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R
COMMENT:   Confidence score on AVM is 0.13 which exceeds guideline limit (CA valuation 0.10). CDA to be ordered.

3/21/2022 - Received CDA as secondary valuation & condition resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:  charged  7.600%  allowed 4.780%  over by +2.820%

															Resolved 08/05/2022:HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Value supported by #7 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	4.3	xx	4	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.646%		Full Documentation	QC Complete	03/02/2022
xx	NQM3 - 83	xx	Illinois	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Secondary Valuation is required as Both CU Risk score is missing in file

															03/10/2022 - Received AVM as additional valuation & condition resolved.			Appraisal has 6 comparables		2 Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	02/22/2022
xx	NQM3 - 473		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As is On xx With The Value xx The Appraiser Has Provided 4 Comparables To Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	16	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	14.975%		Alternative	QC Complete	04/25/2022
xx	NQM3 - 466	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: Charged 8.516% Allowed 5.120% Over by +3.396%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The appraisal mark as is on date xx .The value xx. The comparable#6.		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	30	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.585%		Full Documentation	QC Complete	05/13/2022
xx	NQM3 - 184	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Final Application Incomplete - EV R
COMMENT:   2 year residential history is missing on Final 1003.

06/29/2022 - Received 1003 application and residential history is updated. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.235%       Allowed: 5.110%      Over by: +2.125%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As-Is On xx With The Value xx The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	20	xx	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	11.831%		Alternative	QC Complete	04/25/2022
xx	NQM3 - 425		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal Effective date is xx ,Appraisal value is xx.Comparable#5.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:	xx			Alternative	QC Complete	05/13/2022
xx	NQM3 - 187		xx	New York	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CDA to be ordered as confidence score 0.19 exceeds the guideline limit. 05/09/2022 - Received CDA. Hence, condition is resolved.			As per appraisal as is ,# 5 comparable .		Single Family	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/20/2022
xx	NQM3 - 188	xx	Illinois	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU scores are missing.

04/20/2022 - Received AVM the Confidence Score is 0.1310 and Variance is -12.109% which is more than threshold limit. CDA to be ordered.

															04/27/2022 - Received CDA. Hence, condition is resolved.			used #5 comparable to support the opinion value of appraiser		2 Family	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/14/2022
xx	NQM3 - 431	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CU and LCA score is missing in file. AVM to be ordered

5/23/2022 - Received AVM and condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test FAIL:Charged: 7.027%Allowed: 5.260% Over by:+1.767%

Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Hazard Insurance - EV R
COMMENT:   Provide master hazard insurance policy with regards to the property address -xx

															07/28/2022 - The master policy is saved under a different account number in the Condition Clearing folder but I can see that it references this loan. xx may have another loan because it was saved under xx, xx, Condo Master Policy. Hence, condition is resolved.			The Appraisal Has Been marked As Is On xx With the appraised value of xx, And the Appraiser has provided 5 comparable to support an opinion of the value		High Rise Condo (>=9 Stories)	xx	xx	xx	Primary	Purchase	xx		xx	6	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		1.116%	Yes	Alternative	QC Complete	05/13/2022
xx	NQM3 - 190		xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing. 05/16/2022 - Received CDA. Hence, condition is resolved.			Appraisal has provided 4 comps to support the opinion of value. Appraisal has ticked on xx with the appraised value xx		PUD	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/14/2022
xx	NQM3 - 191	xx	Nevada	Not Covered/Exempt	3	2	2	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as CU risk score are missing

04/20/2022 - Received AVM the Confidence Score is 0.1850% which is more than threshold limit. CDA to be ordered.

04/27/2022 - Received CDA. Hence, condition is resolved.	*** (WAIVED) DSCR is less than 1.00 - EV W
COMMENT:   DSCR minimum is 1.0. In the file DSCR is 0.64 citing this as an warning as in the file we have exception approval form on page #5 for DSCR less than 1.

And we also have sufficient assets to cover the 12 months reserves for negative cash flow. (PITIA-Rent) 3902.87-2500=1402.87*12=$16834.44	Exception : Est Mkt Rnt is $2500 per appraisal. PITIA is $3866.74. *** DSCR is <1 which increased pricing (income .375) ***

																	Compensating Factors : **03/23** Per Sr Mgmt, ok to proceed with DSCR ratios < 7.0 HOWEVER loan must fund no later than 04/08/2022. After, the 8th, the loan will be subj to LTV reductions and rate adjustments	Appraisal value xx and dated xx Supported 6 Comparable		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/11/2022
xx	NQM3 - 195		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value xx. Appraiser has provided 6 comparables to support the opinion of the value.3 Bedrooms and 1 Bathrooms.		Single Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/25/2022
xx	NQM3 - 196		xx	Colorado	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Both CU Risk Score are missing. AVM to be ordered 04/20/2022 - Received AVM the Variance is -12.992% which is more than threshold limit. CDA to be ordered. 04/27/2022 - Received CDA. Hence, condition is resolved.			Verified Through 5 Comparable		Single Family	xx	xx	xx	Investor	Purchase	xx		xx	6	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		50.024%	No	Full Documentation	QC Complete	04/12/2022
xx	NQM3 - 197	xx	Kansas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both the CU/LCA scores is missing, hence required AVM.

04/28/2022 - Received AVM the Variance is -13.058% which is more than threshold limit. CDA to be ordered.

06/02/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:  Charged 7.285%  Allowed  5.490% Over by  +1.795%.

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has been marked As-is on date xx with the value xx Appraiser has provided 3 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Purchase	xx		xx	22.08	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.179%	Yes	Alternative	QC Complete	04/25/2022
xx	NQM3 - 199		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CDA to be ordered as confidence score on AVM is more than 10% on negative side. 05/09/2022 - Received CDA. Hence, condition is resolved.			As per appraisal as is ,#6 comparable .		Single Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/21/2022
xx	NQM3 - 201	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both The Score Is Missing . AVM to be ordered.

04/20/2022 - Received AVM the Variance is -16.948% which is more than threshold limit. CDA to be ordered.

															04/27/2022 - Received CDA. Hence, condition is resolved.			Verified Through 5 Comparable		Single Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/13/2022
xx	NQM3 - 204		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing. 05/16/2022 - Received CDA. Hence, condition is resolved.			Verified Through 5 Comparable		Mid Rise Condo (5-8 Stories)	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/15/2022
xx	NQM3 - 209	xx	Arizona	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Confidence score in the file is 0.14 which is more than the threshold limit. CDA to be ordered.

04/27/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Hazard Insurance - EV R
COMMENT:   As per hazard insurance Dwelling amount $85000 not covering the loan amount xx. Need updated Hazard insurance or replacement cost.

5/9/2022 - Received confirmation from client that subject is a condo with bare walls coverage so the master policy would include the actual structural coverage while the HO-6 policy that has additional dwelling coverage for the interior fixtures and finishings. Hence condition is resolved.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   DSCR in the file is 0.67. As per guideline (xx Rate Matrix, 1st TDs, 2022 03 23.pdf) minimum acceptable DSCR is 0.70.

															5/9/2022 - Received confirmation from client that For the negative DSCR, this loan was submitted (xx) prior to the new practices (xx) of tiered adjustments for negative DSCR and was allowed to close under the practice at that time. Hence condition resolved.			Value supported by #6 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	04/12/2022
xx	NQM3 - 210	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered as provided AVM reflects confidence score as 0.11 which is greater than 0.10.

															05/09/2022 - Received CDA. Hence, condition is resolved.			Verified Through 5 Comparable		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	04/21/2022
xx	NQM3 - 212	xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both the CU/LCA core is missing, hence ,Secondary Valuation is required, It is missing in the package.

															04/28/2022 - Received AVM. Hence, condition is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value xx, The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		2 Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/27/2022
xx	NQM3 - 216	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Final Application Incomplete - EV R
COMMENT:   In final 1003 uniform residential loan application — Lender Loan Information section missing in the file.

4/26/2022 - Not Resolved - Received final 1003 but Lender Loan Information section missing in the document received

															07/21/2022 - Lender Loan Information received. Hence, exception is resolved.			Appraisal Value is xx and date is xx Supported 5 Comparable		Single Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/12/2022
xx	NQM3 - 218	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   SeBoth the CU scores are missing in the file. AVM to be ordered.

04/20/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Dwelling coverage in the file is $75000 and Replacement cost 100% = $150000 total dwelling cost. Loan amount is xx. Need updated Hazard Insurance to cover the loan amount.

6/8/2022 - Received client confirmation that Loan closed xx and condo master policy was good until 4/25/22, policy was in effect at time of closing. Hence condition is resolved.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   The property type is condominium and Condo Questionnaire is missing in the file.

4/26/2022 - Received HOA certification document and condition is resolved

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Flood Insurance policy for the subject property missing in the file

															4/26/2022 - Received flood insurance document and condition is resolved			Verified through 5 comparable		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	04/13/2022
xx	NQM3 - 221		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by #4 comparable		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	04/12/2022
xx	NQM3 - 482		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 4 Comparable to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/13/2022
xx	NQM3 - 222	xx	California	Not Covered/Exempt	1	2	2	1	1	No	No	*** (WAIVED) Credit score does not meet guidelines - EV W
COMMENT:   3/11/2022: Credit score entered as xx for pricing purposes only. The credit score is xx which is below minimum required. Management exception given.(UW loan approval - #4)

																08/08/2022 - Exception approval is received including compensating factors.	Per xx ok for xx FICO Low LTV: xx Purchase DSCR positive cash flow No mortgage lates in last 12 months.	Verified Through 6 Comparable		Single Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	04/19/2022
xx	NQM3 - 223	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Borrower Identity Missing - EV R
COMMENT:   Missing documentations such as Green Card, Work Visa or Passport for non-permanent resident alien borrower to verify.

07/27/2022 - Loan was closed under our ITIN program which only required the ITIN card/letter and a US based ID and we have the ITIN card and A CDL. Hence, exception is resolved.

*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   In AVM document amount value variance is more than the limit, hence require CDA document to verify

05/09/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   Equifax credit score missing in the file. As per guideline borrower is required credit scores from all the three repositories.

6/29/2022 - Received client confirmation that as per xx Guidelines Sec 4.6 specifically spells out to use the lower of two scores if only two are reporting, loan is still within parameters. Hence, condition is resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   4506-C Missing In File 12 Month Bank Statement Program.

															08/05/2022 - 4506 not required with bank statement program. Hence, exception is resolved.			The Appraisal Has Been Marked As is Onxx With The Valuexx, The Appraiser Has Provided 4 Comparable To Support The Opinion Of The Value		2 Family	xx	xx	xx	Investor	Purchase	xx		xx	18.56	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		28.844%	Yes	Alternative	QC Complete	04/27/2022
xx	NQM3 - 229		xx	Delaware	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as CU risk scores are missing. 04/20/2022 - Received AVM. Hence, condition is resolved.			“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value xx		Manufactured Housing	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/15/2022
xx	NQM3 - 230	xx	Maryland	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged 7.002% Allowed  5.420%   Over-by +1.582%

This loan failed the MD COMAR higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
Code of Maryland Regulations (COMAR). While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MD COMAR Higher-Priced Mortgage Loan Test: FAIL Charged  7.002% Allowed  5.420%   Over-by +1.582%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 3 comparables		Single Family	xx	xx	xx	Primary	Purchase	xx		xx	13	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.892%	Yes	Alternative	QC Complete	04/08/2022
xx	NQM3 - 232	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Borrower Identity Missing - EV R
COMMENT:   Both the borrowers B1 and B2 are Non - Permanent Resident Alien. As per guideline a valid passport or photo identification from their country of residence is required

5/9/2022 - Received confirmation from the client that Loan is an ITIN loan where the only required documents are a US based ID (driver’s license) and then the ITIN letter or card verifying the number.  We do not have a separate requirement for additional identification on this particular program. Hence condition is resolved. Citizenship as ITIN-Legal Residency not validated.

*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   Minimum FICO Score required is xx for Primary occupancy, With LTV xx. The FICO score of the loan is xx with rate is 6.625%.
As per guideline we require 3 bureaus credit score. For B1 Equifax credit score is missing.

5/20/2022 - Received confirmation from client that File grading is determined by the score of the highest earner of the borrowers per Sec 4.6.  Sec 4.6 also allows for moving forward if only two credit scores are provided.  We would not automatically default to B2’s credit if a score is not reporting nor would we ascribe credit grading to a borrower who was not providing income for qualification. Hence condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL           Charged   6.933%         Allowed      5.420%         Over by        +1.513%

This loan failed the CA AB 260 higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL       Charged    6.933%       Allowed      5.420%         Over by  +1.513%.

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on AS xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	xx		xx	12.16	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		13.945%	Yes	Alternative	QC Complete	04/08/2022
xx	NQM3 - 233	xx	Florida	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   DSCR ratio (0.90) is less than 1 which does not meet guideline requirement. as per Guidelines "xx Rate Matrix, 1st TDs, 2022 03 23.pdf" if DSCR minimum is 1.0 : 1.0 or must have 12-months reserves for negative cashflow required., However loan does not qualified with lesser DSCR (0.90) due to insufficient assets to support 12-months reserves.

															5/9/2022 - Received confirmation from client that as per xx Rate Matrix, 1st TDs, 2022 03 23.pdf DSCR upto 0.70 is acceptable. Hence condition is resolved.			Verified Through 6 Comparable		PUD	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	04/22/2022
xx	NQM3 - 234	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) The Credit LOX is missing - EV R
COMMENT:   Need LOX from borrower for the declaration in application that the borrowers have financial liability and a party to a lawsuit. Need documents regarding the same.

Resolved 08/11/2022: A copy of letter of explanation from borrower is provided.

*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered as confidence score is 0.18 which exceeds the guideline limit.

04/27/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Missing Required State Disclosures - EV R
COMMENT:   Condo Questionnaire document is missing in the file,

															06/08/2022 - HOA Certificate received. Hence, condition resolved.			As per appraisal is as is, #4 comparable.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/19/2022
xx	NQM3 - 527		xx	Georgia	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: AVM to be ordered as both CU scores are missing 5/23/2022 - Received AVM and condition is resolved.			The appraisal has been marked as is on xx with the value of xx. The appraiser has provided 4 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/13/2022
xx	NQM3 - 237		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 5 Comparable		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/22/2022
xx	NQM3 - 483		xx	Washington	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing. 05/27/2022 - Received CDA. Hence, condition is resolved.			The Appraisal Has Been Marked As Is On xx With The Appraised Value Of xx, And the Appraiser has provided 3 Comparable to support an opinion of the value		Single Family	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/13/2022
xx	NQM3 - 502		xx	North Carolina	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing. 5/23/2022 - Received AVM and condition is resolved.			The Appraisal Has Been Marked As IS On xx WithThe Appraised Value Of xx, And The Appraiser Has Provided 5Comparable To Support An Opinion the Of The Value		Single Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.279%	No	Full Documentation	QC Complete	05/16/2022
xx	NQM3 - 238		xx	Washington	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 6 Comparable		Single Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	04/22/2022
xx	NQM3 - 240	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both The CU/LCA Scores Are Missing . AVM to be ordered.

05/16/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   The transaction is Purchase transaction and Cash from borrower required xx. Assets are not available in the file.

5/9/2022 - Received confirmation from client that per Credit Memo from xx Head of Credit dated March 1st, 2022, on DSCR loans proof of funds is not required at LTV’s of 70% and less as well as $100K or less at any LTV.  Loan closed at LTV of xx so closing funds not required. Hence, exception is resolved.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Master Policy missing in the file.

4/27/2022 - Not Resolved - Received Master policy but start date and end date of the policy is missing , Coverage is missing.

5/20/2022 - Received Master policy and confirmation from client the Master condo policy reflecting start and end dates, flood and building coverage.  The general expiration is 12/1/22 but the flood is 5/16/22 for Location 12.1 (Phase 12) as indicated on pg 3 and on separate flood policy being uploaded.  We could not locate “walls-in” language so the HO-6 policy has a dwelling amount of $100K which meets the 20% URAR value dwelling coverage requirement for interior fixtures and appointments that the master policy may not cover. Hence condition is resolved

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Flood insurance for the subject property missing in the file.

4/27/2022 - Not Resolved - Received confirmation from the client that Flood Insurance is covered in the Condo Master Policy. Received condo master policy is incomplete.

															5/20/2022 - Received Master policy and confirmation from client the Master condo policy reflecting start and end dates, flood and building coverage. The general expiration is 12/1/22 but the flood is 5/16/22 for Location 12.1 (Phase 12) as indicated on pg 3 and on separate flood policy being uploaded. We could not locate “walls-in” language so the HO-6 policy has a dwelling amount of $100K which meets the 20% URAR value dwelling coverage requirement for interior fixtures and appointments that the master policy may not cover. Hence condition is resolved			Verified Through 4 Comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/14/2022
xx	NQM3 - 484		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No						The Appraiser has been marked As Is On xx with the Appraised value of xx and the appraiser has provided 5 comparable to support an opinion of the value		Single Family	xx	xx	xx	Investor	Refinance	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	05/17/2022
xx	NQM3 - 245		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraiser has Marked As Is On xx With The Appraised value Of xx And The Appraisal Has Provided 8 Comparable To Support The opinion Of The value		PUD	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/27/2022
xx	NQM3 - 485	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both CU score are missing. AVM to be ordered

5/23/2022 - AVM received and confidence score in the AVM is 0.22 which is more than the threshold limit of 0.10. CDA to be ordered.

															05/27/2022 - Received CDA. Hence, condition is resolved.			Verified Through 6 Comparable		Single Family	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/17/2022
xx	NQM3 - 435		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as CU Scores are missing 05/27/2022 - Received CDA. Hence, condition is resolved.			“Appraisal has provided the 7 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value xx		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	05/13/2022
xx	NQM3 - 631		xx	Maryland	Not Covered/Exempt	1	1	1	1	1	No	No						The appraisal has been marked as is on xx with the value of xx. The appraiser has provided 4 comparable to support the opinion of the value.		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	05/18/2022
xx	NQM3 - 574		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified # 6 Comparable		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	05/23/2022
xx	NQM3 - 246		xx	Oklahoma	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value xx. The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	04/24/2022
xx	NQM3 - 619	xx	Pennsylvania	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM Variance is -65.594%  FSD is 0.16 Appraised Value: xx, However additional valuation is missing in this Package.CDA to be ordered

															05/27/2022 - Received CDA. Hence, condition is resolved.			Appraisal has been marked As-is on date xx with the value xx Appraiser has provided 5 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Refinance	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	05/16/2022
xx	NQM3 - 454	xx	Arizona	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CU scores are not present in the file . AVM to be ordered

5/23/2022 - Received AVM and condition is resolved.

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Short of assets for reserve requirement xx. Verified assets in the file is xx and Funds to close xx. Assets after closing xx and reserve requirement xx

															07/27/2022 - As per uploaded credit memo, for business purpose/DSCR loans, verification of the seasoning of funds to close is not required on loans of 70% LTV and below. Hence, exception is resolved.			“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value xx		Manufactured Housing	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/17/2022
xx	NQM3 - 460	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Confidence score is 0.26 which is exceeding 0.13 threshold limit. CDA to be ordered

05/27/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   In the file we have 2 repositories scores. As per guideline all 3 credit bureaus scores are required

07/27/2022 - As Per Guidelines Sec 4.6, 2nd bullet point, if only two scores are reporting then we will grade off the lower score. xx does have a provision to take reports with only two scores. Hence, exception is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  :        Charged :8.046%       Allowed   :6.240%    Over by  :+1.806%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has been marked As-is on date xx with the value xx. Appraiser has provided 6 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	4.13	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.973%		Alternative	QC Complete	05/16/2022
xx	NQM3 - 543	xx	Ohio	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: Charged 7.552% Allowed 6.240% Over by +1.312%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal Effective date is xx ,Appraisal value is xx.Comparable #4		PUD	xx	xx	xx	Primary	Cash Out	xx	21	xx	29	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:	xx	20.728%		Full Documentation	QC Complete	05/16/2022
xx	NQM3 - 608	xx	Michigan	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU scores are missing.
Moreover, AVM has been ordered by Infinity.

06/01/2022 - CDA Received. Hence, Condition resolved.

*** (CURED) Final Application Incomplete - EV R
COMMENT:   Assets not mentioned on final 1003, but Bank statement available in the package.

Cash From Borrower = $70831.89

08/08/2022 - This is the bank statement loan and we have bank statement available in the package. No other document is required. Hence, exception is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :   Charged 7.881%  Allowed 6.290%  Over By  +1.591%

Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Reverification within 10 days is missing - EV R
COMMENT:   Provide Verbal verification of employment (VVOE) conducted by Funding Department within ten (10) calendar days prior to Closing in wet states or Signing in dry states.

															07/28/2022 - Borrower qualified under self employment bank statement program using bank statements; therefore no VVOE required. Hence, exception is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value xx, The Appraise Has Provided 3 ComparablesTo Support The Opinion Of The Value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	xx		xx	4	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.124%	No	Alternative	QC Complete	05/23/2022
xx	NQM3 - 568		xx	Arizona	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has been marked As-is on date with the value xx. Appraiser has provided 6 comparable to support the opinion of the value.		PUD	xx	xx	xx	Investor	Purchase	xx		xx	9.17	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		27.822%	No	Alternative	QC Complete	05/25/2022
xx	NQM3 - 438		xx	Colorado	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU Score is not available hence AVM to be ordered 05/27/2022 - Received CDA. Hence, condition is resolved.			The appraisal mark as is on date xx.The value xx.The comparable # 5		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	05/13/2022
xx	NQM3 - 580		xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CU risk score and LCA risk score is missing in file . AVM to be ordered 5/23/2022 - Received AVM and condition is resolved.			Appraisal has been marked As-is on date xx with the value xx Appraiser has provided 6 comparable to support the opinion of the value.		PUD	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	05/13/2022
xx	NQM3 - 625	xx	Pennsylvania	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered. Received AVM the Variance is -17.674% which is more than threshold limit.

Moreover, CDA has been ordered by Infinity.

															06/01/2022 - Desk Review Received. Hence, Condition Resolved.			Appraisal Effective date is xx ,Appraisal value is xx.Comparble#3		Single Family	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:			Yes	Alternative	QC Complete	05/23/2022
xx	NQM3 - 581		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value xx . The Appraise Has Provided 7 ComparablesTo Support The Opinion Of The Value.		PUD	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/23/2022
xx	NQM3 - 564	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Closing_Disclosure violations - EV R
COMMENT:   The final page of revised CD dated 05-09-2022 is missing in the loan package, please provide complete revised CD dated 05-09-2022.

Resolved 7/27/2022 : Received final CD complete 5 pages and updated, hence condition cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test Fail: Charged 9.080%  Allowed: 7.570% Over by +1.510%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			“Appraisal has provided the 4 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Purchase	xx		xx	6.25	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		29.778%	Yes	Alternative	QC Complete	05/16/2022
xx	NQM3 - 552		xx	Alabama	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As Is On xx With The Valuexx, The Appraiser Has Provided 3 Comparable To Support The Opinion Of The Value		PUD	xx	xx	xx	Investor	Cash Out	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/23/2022
xx	NQM3 - 592		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: LO not licensed in FL citing this is an warning as we have exception approval form stating - LO is not licensed in FL. Ok as one unit and NOO- LO does not need to be licensed. 08/08/2022 - This is not an exception to guidelines as licensing is not required. Hence, exception is resolved.			Appraisal has been marked As-is on date xx with the value xx Appraiser has provided 6 comparable to support the opinion of the value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	xx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.119%	No	Alternative	QC Complete	05/25/2022
xx	NQM3 - 501	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   Initial Closing Disclosure is missing in the loan package. Kindly provide Initial Closing Disclosure.

Resolved 7/27/2022 : Received Initial Closing Disclosure and updated, hence condition cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test: Charged 7.334%  Allowed 6.240% Over by +1.094%

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  CA AB 260 Higher-Priced Mortgage Loan Test: Charged 7.334% Allowed 6.240% Over by +1.094%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The appraisal mark as is on date xx .The value xx. The comparable #9		Single Family	xx	xx	xx	Primary	Purchase	xx		xx	14	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:		23.962%	Yes	Alternative	QC Complete	05/13/2022